Baird Municipal Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 100.0%	Par	Value
Alabama - 2.7%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$500,000	$560,808
Alabama Special Care Facilities Financing Authority-Birmingham AL, 5.00%, 06/01/2026 (Callable 06/01/2025)	110,000	111,357
Black Belt Energy Gas District
4.00%, 12/01/2049 (Callable 09/01/2025) (a)	100,000	100,573
5.00%, 05/01/2053 (a)	750,000	786,162
Chilton County Health Care Authority, 3.00%, 11/01/2027 (Callable 11/01/2025)	100,000	99,679
County of Jefferson AL Sewer Revenue, 5.50%, 10/01/2053 (Callable 10/01/2033)	1,000,000	1,100,945
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	600,000	608,945
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	531,041
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054 (Callable 01/01/2032) (a)	500,000	543,326
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	250,000	272,686
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	1,250,000	1,346,144
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	1,000,000	1,077,537
		7,139,203

Alaska - 0.1%
CIVICVentures/AK, 5.00%, 09/01/2027 (Callable 09/01/2025)	200,000	201,661

Arizona - 2.7%
Arizona Industrial Development Authority
5.00%, 07/01/2026 (b)	215,000	217,673
4.00%, 07/15/2027 (b)	125,000	125,498
4.75%, 12/15/2028 (Callable 12/15/2026) (b)	225,000	230,928
4.00%, 07/15/2030 (Callable 07/15/2027) (b)	225,000	225,402
5.00%, 10/01/2030 (Callable 10/01/2026) (b)	100,000	96,870
4.00%, 07/01/2032 (Callable 01/01/2028)	100,000	100,638
3.63%, 05/20/2033	682,292	668,722
4.50%, 04/01/2044 (Callable 04/01/2033)	590,000	598,817
5.25%, 11/01/2053 (Callable 11/01/2032)	1,250,000	1,343,255
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 10/22/2024)	175,000	173,449
4.00%, 05/15/2031 (Callable 10/22/2024)	500,000	486,458
2.13%, 07/01/2033 (Callable 07/01/2029) (c)	730,000	609,942
Industrial Development Authority of the County of Pima, 4.00%, 07/01/2029	25,000	25,280
Maricopa County School District No 83-Cartwright Elementary
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	559,685
5.00%, 07/01/2042 (Callable 07/01/2033)	875,000	973,169
Town of Marana AZ Pledged Excise Revenue
5.00%, 07/01/2037 (Callable 07/01/2029)	190,000	204,764
5.00%, 07/01/2038 (Callable 07/01/2029)	225,000	241,988
5.00%, 07/01/2039 (Callable 07/01/2029)	225,000	241,236
		7,123,774

Arkansas - 0.9%
Arkadelphia Water & Sewer System, 5.00%, 12/01/2053 (Callable 06/01/2029)	450,000	468,699
Arkansas Development Finance Authority, 5.00%, 02/01/2036 (Callable 02/01/2031)	790,000	826,639
Batesville Public Facilities Board, 5.00%, 06/01/2026	150,000	150,794
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	130,000	125,043
City of West Memphis AR Public Utility System Revenue
3.00%, 12/01/2041 (Callable 12/01/2028)	380,000	327,304
4.25%, 12/01/2054 (Callable 12/01/2031) (d)	500,000	495,728
		2,394,207

California - 4.2%
California Community Choice Financing Authority, 5.25%, 01/01/2054 (Callable 10/01/2030) (a)	200,000	216,077
California Housing Finance Agency
3.75%, 03/25/2035	480,054	490,209
4.38%, 09/20/2036	495,196	526,183
California Municipal Finance Authority, 4.00%, 12/01/2043 (Callable 12/01/2034)	1,000,000	988,746
California Pollution Control Financing Authority, 5.00%, 07/01/2029 (b)	250,000	263,683
California Public Finance Authority
2.38%, 11/15/2028 (Callable 10/22/2024) (b)	165,000	163,055
3.13%, 05/15/2029 (Callable 10/22/2024) (b)	250,000	246,786
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026) (a)	750,000	754,648
City of Los Angeles Department of Airports, 5.00%, 05/15/2033 (Callable 05/15/2029) (c)	500,000	533,479
City of Vernon CA Electric System Revenue, 5.00%, 08/01/2025	500,000	507,351
Freddie Mac Multifamily ML Certificates, 2.25%, 09/25/2037	1,383,037	1,184,743
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	715,629	668,950
Los Alamitos Unified School District, 6.05%, 08/01/2042 (Callable 08/01/2029)	375,000	421,012
Mayers Memorial Hospital District
0.00%, 08/01/2029 (e)	160,000	130,281
0.00%, 08/01/2030 (e)	360,000	277,053
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	175,000	182,556
Orland Unified School District, 0.00%, 08/01/2051 (Callable 08/01/2037)	1,000,000	793,337
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041 (Callable 05/15/2032)	330,000	372,509
San Francisco City & County Airport Comm-San Francisco International Airport, 5.75%, 05/01/2048 (Callable 05/01/2033) (c)	1,000,000	1,131,575
San Ysidro School District, 0.00%, 08/01/2031 (e)	600,000	487,464
Siskiyou Community College District, 0.00%, 08/01/2031 (e)	240,000	194,200
Stockton Unified School District, 0.00%, 08/01/2050 (Callable 08/01/2037)	500,000	575,206
		11,109,103

Colorado - 2.1%
Baseline Metropolitan District No 1, 4.00%, 12/01/2046 (Callable 12/01/2029)	1,000,000	985,996
Colorado Bridge Enterprise
4.00%, 12/31/2030 (Callable 12/31/2027) (c)	750,000	756,172
4.00%, 06/30/2031 (Callable 12/31/2027) (c)	250,000	251,755
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 10/01/2025)	350,000	350,260
2.00%, 09/01/2030 (Callable 09/01/2028)	80,000	73,987
5.00%, 10/01/2030 (Callable 10/01/2025)	420,000	419,316
5.00%, 12/01/2038 (Callable 12/01/2028)	75,000	78,004
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026) (a)	500,000	503,912
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	518,783
Denver Convention Center Hotel Authority, 5.00%, 12/01/2024	300,000	300,555
Denver Health & Hospital Authority, 5.00%, 12/01/2033 (Callable 12/01/2029)	100,000	104,299
Grand River Hospital District, 5.25%, 12/01/2031 (Callable 12/01/2028)	75,000	80,501
Regional Transportation District, 4.00%, 07/15/2039	115,000	116,792
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 12/15/2024)	145,000	125,198
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	1,000,000	1,081,710
		5,747,240

Connecticut - 1.3%
Connecticut Housing Finance Authority
1.70%, 11/15/2028 (c)	1,465,000	1,340,612
2.75%, 11/15/2052 (Callable 11/01/2024) (a)	85,000	84,476
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2029 (Callable 07/01/2028)	40,000	40,295
4.00%, 07/01/2031 (Callable 07/01/2028)	30,000	30,075
2.95%, 07/01/2049 (a)	1,000,000	1,004,281
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2026 (c)	400,000	414,757
5.00%, 11/15/2033 (c)	540,000	595,342
		3,509,838

Delaware - 0.4%
Delaware State Housing Authority, 6.00%, 01/01/2055 (Callable 07/01/2033)	1,000,000	1,119,355

Florida - 5.1%
Brevard County Health Facilities Authority, 5.00%, 04/01/2052 (Callable 04/01/2032)	750,000	797,873
Capital Trust Agency, Inc., 3.38%, 07/01/2031 (b)	380,000	371,000
City of Cape Coral FL Water & Sewer Revenue
5.25%, 10/01/2048 (Callable 10/01/2033)	750,000	847,457
5.65%, 03/01/2054 (Callable 03/01/2033)	1,000,000	1,125,284
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	550,000	629,962
City of Gainesville FL Utilities System Revenue, 5.00%, 10/01/2051 (Callable 10/01/2031)	1,000,000	1,068,957
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,104,189
5.25%, 10/01/2057 (Callable 10/01/2032)	750,000	829,335
County of Okeechobee FL Half-Cent Sales Tax Revenue, 5.00%, 09/01/2044 (Callable 09/01/2034)	435,000	476,655
County of Pasco FL, 5.00%, 09/01/2048 (Callable 03/01/2033)	500,000	535,901
County of Sarasota FL Utility System Revenue, 5.25%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,111,916
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027) (b)	500,000	508,135
5.00%, 08/15/2032 (b)	455,000	460,436
Florida Housing Finance Corp., 4.20%, 01/01/2045 (Callable 01/01/2028)	40,000	39,511
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 10/01/2025) (c)	1,000,000	1,017,313
5.00%, 10/01/2036 (Callable 10/01/2027) (c)	1,000,000	1,037,021
Mid-Bay Bridge Authority, 5.00%, 10/01/2024	545,000	545,000
Palm Beach County Educational Facilities Authority
4.00%, 10/01/2027	260,000	264,119
4.00%, 10/01/2028	270,000	275,235
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026) (a)(b)	500,000	500,674
		13,545,973

Georgia - 1.5%
Bartow County Development Authority
3.95%, 12/01/2032 (a)	500,000	519,204
2.88%, 08/01/2043 (a)	200,000	199,456
DeKalb County Housing Authority, 4.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	1,014,333
Development Authority of Burke County, 2.75%, 01/01/2052 (Callable 05/03/2031)	500,000	350,624
Development Authority of Monroe County, 1.50%, 01/01/2039 (a)	500,000	493,553
Main Street Natural Gas, Inc.
4.00%, 08/01/2049 (Callable 10/22/2024) (a)	800,000	800,157
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(b)	400,000	399,385
5.00%, 12/01/2052 (Callable 03/01/2029) (a)	350,000	370,205
		4,146,917

Idaho - 0.5%
Idaho Housing & Finance Association
4.13%, 05/01/2039 (Callable 05/01/2032)	450,000	450,502
3.00%, 05/01/2042 (Callable 05/01/2032)	340,000	279,266
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	534,538
		1,264,306

Illinois - 8.7%
Chicago Board of Education
0.00%, 12/01/2025 (e)	500,000	479,901
5.50%, 12/01/2026	60,000	61,925
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	375,000	425,273
Chicago Midway International Airport
5.00%, 01/01/2027 (c)	500,000	518,681
5.00%, 01/01/2029 (Callable 01/01/2026) (c)	365,000	371,469
Chicago O'Hare International Airport
5.00%, 01/01/2033 (Callable 01/01/2027) (c)	1,500,000	1,547,887
5.50%, 01/01/2055 (Callable 01/01/2032) (c)	300,000	326,918
Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/01/2049 (Callable 12/01/2024)	500,000	500,663
City of Chicago IL, 0.00%, 01/01/2027 (e)	100,000	93,552
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2042 (Callable 01/01/2034)	1,250,000	1,410,271
City of Chicago IL Waterworks Revenue, 5.00%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,096,114
Cook County School District No 86 Harwood Heights, 5.00%, 12/01/2039 (Callable 12/01/2033)	325,000	361,849
Exceptional Children Have Opportunities, 4.00%, 12/01/2035 (Callable 12/01/2029)	150,000	153,464
Illinois Finance Authority
5.00%, 03/01/2030 (Callable 03/01/2027)	390,000	403,015
5.00%, 11/01/2031 (Callable 11/01/2026)	135,000	138,373
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	510,622
5.00%, 05/15/2033 (Callable 11/15/2028)	640,000	670,974
5.00%, 10/01/2034 (Callable 10/01/2030)	775,000	825,806
5.00%, 02/15/2036 (Callable 02/15/2027)	400,000	418,021
5.00%, 02/15/2037 (Callable 08/15/2027)	955,000	967,859
4.13%, 11/15/2037 (Callable 11/15/2025)	60,000	60,135
5.00%, 11/15/2039 (Callable 05/15/2025)	300,000	302,268
5.25%, 04/01/2044 (Callable 04/01/2034)	1,200,000	1,295,190
5.25%, 04/01/2047 (Callable 04/01/2034)	500,000	564,137
5.25%, 04/01/2049 (Callable 04/01/2034)	350,000	393,094
Illinois Sports Facilities Authority, 5.00%, 06/15/2030	1,000,000	1,071,243
Illinois State Toll Highway Authority, 5.00%, 01/01/2045 (Callable 01/01/2031)	580,000	625,810
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2029 (e)	100,000	86,185
0.00%, 12/15/2034 (e)	500,000	346,537
0.00%, 12/15/2042 (Callable 06/15/2038)	150,000	113,631
Moultrie Shelby & Coles Counties Community Unit School District No 300, 5.00%, 12/01/2044 (Callable 06/01/2029)	890,000	942,554
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2038 (Callable 02/01/2032)	450,000	502,733
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2044 (Callable 01/01/2034)	250,000	270,966
5.00%, 01/01/2049 (Callable 01/01/2034)	1,000,000	1,068,314
5.00%, 01/01/2054 (Callable 01/01/2034)	1,350,000	1,435,407
State of Illinois, 5.00%, 03/01/2027	200,000	210,414
Upper Illinois River Valley Development Authority, 5.00%, 01/01/2045 (Callable 01/01/2027) (b)	200,000	200,106
Village of Romeoville IL, 5.00%, 10/01/2035 (Callable 04/01/2025)	300,000	300,587
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	1,000,000	1,064,504
Will County Community High School District No 210 Lincoln-Way, 4.00%, 01/01/2034 (Callable 01/01/2029)	100,000	101,032
Will County Community High School District No. 210
0.00%, 01/01/2027 (e)	95,000	88,305
0.00%, 01/01/2033 (e)	570,000	420,776
Winnebago County Community Unit School District No 320 South Beloit, 5.00%, 02/01/2032	400,000	441,960
		23,188,525

Indiana - 1.9%
Boone County Building Corp., 5.25%, 08/01/2038 (Callable 02/01/2032)	1,235,000	1,367,346
City of Carmel IN Waterworks Revenue, 4.00%, 05/01/2043 (Callable 05/01/2032)	400,000	399,667
Fishers Town Hall Building Corp., 5.63%, 07/15/2048 (Callable 01/15/2034)	25,000	28,904
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	500,000	540,812
Indiana Finance Authority
2.50%, 11/01/2030	100,000	93,147
5.75%, 06/01/2048 (Callable 12/01/2033)	500,000	561,370
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	100,000	102,067
Noblesville Community Development Corp., 5.00%, 08/01/2039 (Callable 02/01/2034)	1,785,000	1,982,982
St Joseph County Airport Authority, 0.01%, 07/01/2028 (c)	155,000	136,982
		5,213,277

Iowa - 0.7%
City of Coralville IA, 4.00%, 06/01/2025 (Callable 11/01/2024)	100,000	99,399
City of Stuart IA, 4.75%, 06/01/2026 (Callable 06/01/2025)	680,000	683,402
Iowa Finance Authority, 7.50%, 01/01/2032 (Callable 01/01/2030) (b)	250,000	248,664
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	730,000	750,783
		1,782,248

Kansas - 1.1%
City of Coffeyville KS Electric System Revenue, 5.00%, 06/01/2025 (b)	100,000	100,000
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	500,000	500,992
City of Wichita KS
5.25%, 05/15/2039 (Callable 05/15/2031)	1,000,000	1,002,051
6.00%, 05/15/2054 (Callable 05/15/2031)	1,000,000	1,001,971
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027 (e)	245,000	216,480
		2,821,494

Kentucky - 1.3%
Garrard County School District Finance Corp., 5.00%, 08/01/2037 (Callable 08/01/2031)	810,000	901,688
Kenton County Airport Board, 5.00%, 01/01/2031 (c)	800,000	873,720
Kentucky Economic Development Finance Authority
0.00%, 10/01/2027 (e)	180,000	160,663
5.00%, 07/01/2033 (Callable 07/01/2025)	200,000	201,715
Kentucky Public Energy Authority
5.00%, 07/01/2027	525,000	546,510
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	250,000	252,406
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2047 (Callable 07/01/2026) (a)	500,000	519,558
		3,456,260

Louisiana - 0.8%
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 02/01/2026) (a)	500,000	513,730
Louisiana Public Facilities Authority
5.00%, 10/01/2025	250,000	253,930
5.75%, 09/01/2064 (Callable 09/01/2034) (c)	1,000,000	1,112,011
Plaquemines Port Harbor & Terminal District, 4.00%, 03/15/2025	250,000	250,089
		2,129,760

Maine - 0.3%
City of Lewiston ME, 1.38%, 02/15/2033 (Callable 02/15/2028)	345,000	275,249
Maine Health & Higher Educational Facilities Authority, 5.00%, 07/01/2037 (Callable 07/01/2030)	600,000	649,709
		924,958

Maryland - 0.7%
Maryland Community Development Administration, 4.70%, 03/01/2046 (Callable 03/01/2031)	400,000	405,887
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	500,000	529,328
Maryland Health & Higher Educational Facilities Authority, 5.00%, 01/01/2030	100,000	106,332
Montgomery County Housing Opportunities Commission, 5.13%, 01/01/2053 (Callable 01/01/2034)	700,000	772,687
		1,814,234

Massachusetts - 0.8%
Massachusetts Development Finance Agency
5.00%, 10/01/2024	150,000	150,000
5.00%, 07/15/2025 (b)	50,000	50,316
5.25%, 10/01/2033	775,000	829,162
5.00%, 07/01/2044 (Callable 07/01/2027)	500,000	508,924
Massachusetts Educational Financing Authority
2.00%, 07/01/2037 (Callable 07/01/2031) (c)	305,000	266,409
4.25%, 07/01/2044 (Callable 07/01/2033) (c)	400,000	394,773
		2,199,584

Michigan - 4.3%
Allegan Public School District, 5.00%, 05/01/2037 (Callable 05/01/2033)	250,000	285,109
Ann Arbor School District, 3.00%, 05/01/2027	780,000	784,849
City of Detroit MI, 6.00%, 05/01/2043 (Callable 05/01/2033)	790,000	908,447
Flat Rock Community School District, 5.00%, 05/01/2041 (Callable 05/01/2032)	350,000	383,673
Fraser Public School District
5.00%, 05/01/2038 (Callable 05/01/2033)	400,000	450,736
5.00%, 05/01/2039 (Callable 05/01/2033)	180,000	199,087
5.00%, 05/01/2048 (Callable 05/01/2033)	475,000	509,448
Gobles Public Schools
5.00%, 05/01/2046 (Callable 05/01/2034)	850,000	930,472
5.00%, 05/01/2050 (Callable 05/01/2034)	630,000	688,947
Michigan Finance Authority
4.50%, 10/01/2029 (Callable 11/12/2024)	370,000	370,310
5.00%, 05/15/2035 (Callable 05/15/2025)	1,010,000	1,019,429
5.00%, 10/01/2039 (Callable 10/01/2024)	1,000,000	1,000,000
5.00%, 11/15/2041 (Callable 11/15/2026)	500,000	511,606
5.00%, 07/01/2044 (Callable 11/01/2024)	800,000	800,433
Michigan Strategic Fund, 5.00%, 12/31/2043 (Callable 12/31/2028) (c)	305,000	313,376
Okemos Public Schools
5.00%, 05/01/2040 (Callable 05/01/2034)	300,000	340,229
5.00%, 05/01/2041 (Callable 05/01/2034)	400,000	448,491
Rockford Public Schools, 5.00%, 05/01/2040 (Callable 05/01/2033)	500,000	556,666
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,081,818
		11,583,126

Minnesota - 1.5%
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	1,000,000	1,008,631
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041) (a)	998,728	1,074,292
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.00%, 12/01/2036 (Callable 12/01/2030)	150,000	159,187
Minnesota Housing Finance Agency
4.50%, 01/01/2043 (Callable 01/01/2033)	500,000	511,366
4.25%, 01/01/2049 (Callable 01/01/2028)	125,000	127,035
6.50%, 07/01/2054 (Callable 07/01/2033)	730,000	823,972
Northern Municipal Power Agency
5.00%, 01/01/2039 (Callable 01/01/2031)	125,000	135,079
5.00%, 01/01/2040 (Callable 01/01/2031)	100,000	107,550
		3,947,112

Mississippi - 0.7%
City of Gulfport MS, 5.00%, 07/01/2026	100,000	102,380
County of Hinds MS, 4.00%, 11/01/2034 (Callable 11/01/2025)	100,000	98,153
Mississippi Development Bank
5.00%, 11/01/2030 (Callable 11/01/2027)	100,000	99,773
4.00%, 05/01/2044 (Callable 05/01/2033)	360,000	358,691
5.25%, 03/01/2045 (Callable 03/01/2028)	150,000	152,224
5.00%, 05/01/2052 (Callable 05/01/2034)	1,000,000	1,070,787
		1,882,008

Missouri - 4.7%
Boonville School District No R-1/MO, 5.00%, 03/01/2043 (Callable 03/01/2029)	1,600,000	1,697,038
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	1,000,000	1,009,344
City of Kansas City MO, 0.00%, 02/01/2029 (e)	635,000	540,845
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	300,000	320,600
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2039 (Callable 04/01/2033)	600,000	647,950
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2025	150,000	149,871
5.00%, 11/15/2032 (Callable 11/15/2025)	1,200,000	1,217,772
5.00%, 11/15/2033 (Callable 11/15/2030)	360,000	398,092
Missouri Housing Development Commission
2.35%, 11/01/2046 (Callable 05/01/2030)	1,000,000	708,473
6.00%, 05/01/2055 (Callable 05/01/2033)	500,000	564,397
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2034	870,000	1,010,253
Monarch-Chesterfield Levee District, 4.13%, 03/01/2044 (Callable 03/01/2034)	1,000,000	1,009,345
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	55,000	55,247
3.88%, 10/01/2035 (Callable 10/01/2029)	660,000	609,735
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,032,026
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,053,734
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	500,000	513,376
		12,538,098

Montana - 1.2%
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,000,000	1,026,644
Montana Board of Housing, 6.00%, 12/01/2054 (Callable 06/01/2033)	1,400,000	1,553,583
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	500,000	520,130
		3,100,357

Nebraska - 0.8%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	750,000	804,388
County of Sarpy NE, 1.75%, 06/01/2035 (Callable 06/01/2026)	1,750,000	1,424,344
		2,228,732

Nevada - 0.9%
Carson City NV, 5.00%, 09/01/2031 (Callable 09/01/2027)	495,000	514,051
County of Washoe NV, 4.13%, 03/01/2036 (a)(c)	500,000	507,451
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	1,000,000	1,278,774
		2,300,276

New Hampshire - 1.7%
New Hampshire Business Finance Authority
4.50%, 10/01/2033	1,000,000	1,051,184
5.38%, 12/15/2035 (Callable 06/15/2026) (b)	1,500,000	1,498,880
4.38%, 09/20/2036	485,499	499,203
Series 2024-2, Class A, 3.63%, 08/20/2039	998,028	955,982
New Hampshire Health and Education Facilities Authority Act, 5.00%, 10/01/2035 (Callable 10/01/2027)	450,000	471,895
		4,477,144

New Jersey - 1.3%
Jersey City Municipal Utilities Authority, 5.00%, 05/01/2025	1,000,000	1,008,182
New Jersey Housing & Mortgage Finance Agency, 5.00%, 10/01/2063	496,229	530,898
New Jersey Turnpike Authority, 5.00%, 01/01/2028	1,000,000	1,079,638
Newark Parking Authority
5.25%, 02/01/2043 (Callable 02/01/2033)	200,000	214,548
5.50%, 02/01/2051 (Callable 02/01/2033)	340,000	364,325
Township of Willingboro NJ, 2.13%, 09/01/2033 (Callable 09/01/2028)	225,000	191,762
		3,389,353

New York - 3.4%
Albany County Capital Resource Corp., 3.10%, 07/01/2030	100,000	93,074
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	400,000	400,666
Brookhaven Local Development Corp., 5.00%, 11/01/2024	45,000	45,053
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029) (b)	300,000	289,170
City of New York NY, 2.80%, 10/01/2046 (Callable 10/01/2024) (a)	1,000,000	1,000,000
Huntington Local Development Corp., 4.00%, 07/01/2027	85,000	83,865
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	990,228	1,068,066
New York City Housing Development Corp.
2.55%, 11/01/2045 (Callable 02/01/2029)	1,000,000	756,843
3.00%, 02/15/2048 (Callable 10/22/2024)	500,000	498,482
0.90%, 11/01/2060 (Callable 10/22/2024) (a)	500,000	481,082
New York City Municipal Water Finance Authority, 2.80%, 06/15/2033 (Callable 10/01/2024) (a)	1,000,000	1,000,000
New York State Dormitory Authority, 5.00%, 03/15/2043 (Callable 03/15/2029)	250,000	264,752
New York State Environmental Facilities Corp., 5.13%, 09/01/2050 (Callable 06/05/2030) (a)(b)(c)	500,000	525,954
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 06/01/2025) (a)	500,000	501,985
Onondaga Civic Development Corp., 5.00%, 10/01/2040 (Callable 10/01/2025)	525,000	472,929
Schenectady County Capital Resource Corp., 5.25%, 07/01/2052 (Callable 07/01/2032)	350,000	389,043
Town of Hempstead NY, 2.13%, 06/15/2041 (Callable 06/15/2029)	1,000,000	737,639
Town of Ramapo NY, 3.75%, 03/01/2030 (Callable 10/22/2024)	50,000	47,301
Triborough Bridge & Tunnel Authority, 4.50%, 05/15/2047 (Callable 11/15/2032)	500,000	516,250
		9,172,154

North Carolina - 1.4%
City of Charlotte NC Airport Revenue, 5.00%, 07/01/2047 (Callable 07/01/2027) (c)	600,000	612,088
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,000,000	1,056,592
Greater Asheville Regional Airport Authority
5.25%, 07/01/2038 (Callable 07/01/2032) (c)	350,000	386,522
5.50%, 07/01/2047 (Callable 07/01/2032) (c)	500,000	549,737
Inlivian, 4.00%, 04/01/2025 (Callable 10/01/2024)	500,000	500,158
North Carolina Housing Finance Agency, 2.85%, 07/01/2040 (Callable 07/01/2029)	460,000	399,092
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	250,000	259,824
		3,764,013

North Dakota - 0.9%
City of Horace ND
5.00%, 05/01/2048 (Callable 05/01/2031)	500,000	499,571
6.00%, 05/01/2049 (Callable 05/01/2032)	500,000	530,831
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 11/01/2024)	200,000	180,281
North Dakota Housing Finance Agency, 5.75%, 01/01/2054 (Callable 07/01/2032)	995,000	1,076,936
Williston Parks & Recreation District, 4.50%, 03/01/2025 (Callable 10/17/2024)	25,000	24,929
		2,312,548

Ohio - 3.7%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2031 (Callable 11/15/2030)	100,000	107,349
Cleveland-Cuyahoga County Port Authority, 5.50%, 08/01/2052 (Callable 08/01/2032)	350,000	377,568
County of Hamilton OH, 5.00%, 02/01/2028 (Callable 11/01/2024)	550,000	550,492
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2029	900,000	1,011,690
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	100,000	94,166
5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	1,073,694
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	675,000	679,747
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	470,000	419,105
Ohio Air Quality Development Authority, 4.00%, 09/01/2030 (a)	520,000	529,119
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 02/01/2025) (b)	500,000	501,988
4.70%, 01/01/2043	1,000,000	1,051,360
2.90%, 09/01/2045 (Callable 03/01/2029)	800,000	638,283
Ohio Turnpike & Infrastructure Commission, 5.70%, 02/15/2034 (Callable 02/15/2031)	95,000	111,493
Port of Greater Cincinnati Development Authority
5.25%, 12/01/2058 (Callable 06/01/2034)	500,000	547,928
5.25%, 12/01/2063 (Callable 06/01/2034)	900,000	986,270
Shaker Heights City School District
5.00%, 12/15/2040 (Callable 06/15/2034)	500,000	574,058
5.00%, 12/15/2041 (Callable 06/15/2034)	450,000	509,918
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)	250,000	272,703
		10,036,931

Oklahoma - 1.7%
Caddo County Educational Facilities Authority, 5.00%, 09/01/2033	1,000,000	1,086,827
Canadian County Educational Facilities Authority, 5.00%, 09/01/2029	1,000,000	1,099,118
Muskogee Industrial Trust
4.00%, 09/01/2032 (Callable 09/01/2029)	250,000	251,791
4.00%, 09/01/2033 (Callable 09/01/2029)	500,000	501,814
Oklahoma County Finance Authority, 5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,103,234
Oklahoma Turnpike Authority, 4.50%, 01/01/2053 (Callable 01/01/2032)	500,000	513,277
		4,556,061

Oregon - 0.5%
Oregon Coast Community College District
0.00%, 06/15/2044 (Callable 06/15/2034)	350,000	366,985
0.00%, 06/15/2045 (Callable 06/15/2034)	400,000	418,057
Port of Portland OR Airport Revenue, 5.00%, 07/01/2028 (c)	425,000	452,473
Salem Hospital Facility Authority, 5.00%, 05/15/2034 (Callable 05/15/2029)	50,000	54,076
		1,291,591

Pennsylvania - 4.8%
Borough of Bellevue PA, 2.00%, 04/01/2031 (Callable 04/01/2027)	400,000	357,412
Chester County Industrial Development Authority, 5.00%, 08/01/2035 (Callable 11/01/2024)	145,000	145,033
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026 (b)	355,000	355,257
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	408,276
Geisinger Authority, 5.00%, 02/15/2045 (Callable 02/15/2027)	1,000,000	1,023,043
Health Care Facilities Authority of Sayre, 4.22% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 11/01/2024)	500,000	491,646
Hempfield School District
2.00%, 04/15/2030 (Callable 04/15/2027)	150,000	138,867
2.00%, 04/15/2031 (Callable 04/15/2027)	200,000	180,827
Highlands School District, 5.00%, 04/15/2032	610,000	680,699
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	275,000	291,344
Mckeesport Area School District, 0.00%, 10/01/2033 (e)	400,000	280,913
Pennsylvania Economic Development Financing Authority, 5.00%, 06/30/2042 (Callable 06/30/2026) (c)	425,000	430,213
Pennsylvania Economic Development Financing Authority Parking System Revenue
0.00%, 01/01/2039 (e)	140,000	78,032
4.25%, 01/01/2050 (Callable 01/01/2032)	1,000,000	997,034
Pennsylvania Higher Education Assistance Agency, 4.13%, 06/01/2045 (Callable 06/01/2033) (c)	1,000,000	982,282
Pennsylvania Higher Educational Facilities Authority, 5.00%, 07/01/2035 (Callable 07/01/2026)	150,000	147,927
Pennsylvania Turnpike Commission
6.38%, 12/01/2038 (Callable 12/01/2027)	45,000	49,264
5.13%, 12/01/2039 (Callable 06/01/2029)	50,000	54,023
5.13%, 12/01/2040 (Callable 06/01/2029)	125,000	134,871
0.00%, 12/01/2041 (Callable 12/01/2035)	560,000	540,049
Philadelphia Authority for Industrial Development
5.00%, 06/15/2032 (Callable 06/15/2030)	590,000	616,583
5.25%, 11/01/2052 (Callable 11/01/2032)	250,000	272,359
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)	1,500,000	1,601,921
State Public School Building Authority
5.00%, 12/01/2029 (Callable 12/01/2026)	925,000	965,312
0.00%, 05/15/2030 (e)	200,000	164,576
5.00%, 06/01/2033 (Callable 12/01/2026)	1,000,000	1,037,388
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	500,000	537,615
		12,962,766

Rhode Island - 0.1%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 04/01/2025)	410,000	412,710

South Carolina - 2.1%
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	1,000,000	1,103,616
Scago Educational Facilities Corp. for Spartanburg School District No 1, 3.38%, 06/01/2030 (Callable 06/01/2025)	100,000	99,150
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	600,000	603,290
4.00%, 08/15/2030 (Callable 08/15/2026)	100,000	99,841
5.25%, 08/15/2033 (Callable 08/15/2026)	150,000	153,618
South Carolina Public Service Authority, 5.50%, 12/01/2054 (Callable 12/01/2034)	1,500,000	1,688,288
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,000,000	1,099,156
Three Rivers Solid Waste Authority/SC, 0.00%, 10/01/2025 (e)	750,000	725,641
		5,572,600

South Dakota - 0.3%
City of Rapid City SD Airport Revenue
5.00%, 12/01/2026	220,000	226,010
4.00%, 12/01/2035 (Callable 12/01/2029)	125,000	122,516
South Dakota Health & Educational Facilities Authority, 4.00%, 11/01/2034 (Callable 11/01/2024)	600,000	600,140
		948,666

Tennessee - 1.1%
Chattanooga Health Educational & Housing Facility Board, 5.00%, 08/01/2033 (Callable 08/01/2029)	250,000	269,553
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/01/2053 (Callable 05/01/2033)	700,000	764,244
Metropolitan Government Nashville & Davidson County Sports Authority, 5.00%, 07/01/2037 (Callable 01/01/2034)	500,000	570,943
Shelby County Health Educational & Housing Facilities Board, 5.00%, 05/01/2035 (Callable 05/01/2027)	750,000	772,154
Tennergy Corp./TN, 5.50%, 10/01/2053 (Callable 09/01/2030) (a)	400,000	436,331
Tennessee Housing Development Agency, 3.85%, 07/01/2043 (Callable 07/01/2027)	220,000	213,298
		3,026,523

Texas - 13.1%
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036 (Callable 08/15/2031)	440,000	457,443
4.00%, 08/15/2049 (Callable 08/15/2034)	805,000	782,148
4.13%, 08/15/2054 (Callable 08/15/2034)	615,000	602,022
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/01/2026) (a)	1,815,000	1,854,038
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2035 (Callable 10/01/2027)	100,000	102,594
Bells Independent School District, 5.00%, 02/15/2041 (Callable 08/15/2033)	690,000	775,111
Brazoria County Toll Road Authority, 0.00%, 03/01/2038 (Callable 03/01/2030)	130,000	127,716
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030) (c)	5,000	4,945
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,000,000	975,032
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	400,000	404,510
Calallen Independent School District, 4.00%, 02/15/2049 (Callable 02/15/2034)	700,000	674,393
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	500,000	493,405
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026) (c)	1,000,000	1,027,769
5.00%, 11/15/2041 (Callable 11/15/2026) (c)	500,000	509,799
City of Magnolia TX, 5.70%, 09/01/2046 (b)	50,000	50,967
City of Mount Pleasant TX, 5.00%, 05/15/2042 (Callable 05/15/2034)	2,085,000	2,287,736
Clifton Higher Education Finance Corp., 5.75%, 08/15/2038 (Callable 08/15/2025)	10,000	10,183
Collin County Municipal Utility District No 2, 5.00%, 09/01/2038 (Callable 10/01/2029)	1,000,000	1,052,070
Conroe Municipal Utility District No 1, 2.25%, 09/01/2035 (Callable 09/01/2027)	620,000	509,734
Dalhart Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2032)	1,000,000	1,101,942
El Paso Housing Finance Corp., 4.50%, 03/01/2026 (a)	500,000	501,935
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	500,000	501,575
Far North Fort Worth Municipal Utility District No 1, 4.00%, 09/01/2037 (Callable 10/01/2029)	350,000	348,914
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	1,000,000	1,030,626
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	494,184	509,260
Fulshear Municipal Utility District No 3A
4.00%, 09/01/2038 (Callable 09/01/2030)	795,000	796,004
4.00%, 09/01/2039 (Callable 09/01/2030)	830,000	827,735
4.00%, 09/01/2039 (Callable 09/01/2030)	200,000	199,454
Harris County-Houston Sports Authority, 0.00%, 11/15/2025 (e)	500,000	481,710
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 11/01/2024)	200,000	176,778
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2046 (Callable 11/01/2030)	510,000	534,954
Matagorda County Navigation District No 1
4.40%, 05/01/2030	70,000	74,078
4.55%, 05/01/2030 (c)	1,000,000	1,058,007
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	260,000	254,989
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	500,000	486,080
Needville Independent School District, 4.25%, 08/15/2053 (Callable 08/15/2031)	1,000,000	1,003,617
New Caney Independent School District, 4.00%, 02/15/2050 (a)	500,000	516,231
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	340,000	350,668
North Texas Tollway Authority
0.00%, 01/01/2035 (e)	600,000	425,244
0.00%, 01/01/2036 (e)	335,000	228,127
0.00%, 01/01/2037 (e)	1,000,000	653,091
Northwest Harris County Municipal Utility District No 5/TX, 2.50%, 05/01/2028 (Callable 11/01/2024)	350,000	341,259
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2026)	1,000,000	1,019,092
Port of Port Arthur Navigation District, 3.00%, 04/01/2040 (Callable 10/01/2024) (a)	1,000,000	1,000,000
Rio Grande City Consolidated Independent School District, 3.00%, 08/15/2034 (Callable 08/15/2030)	250,000	245,675
San Antonio Water System, 2.85%, 05/01/2054 (Callable 10/01/2024) (a)	1,000,000	1,000,000
Slidell Independent School District, 4.38%, 08/15/2053 (Callable 08/15/2032)	1,000,000	1,032,299
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	150,000	146,842
5.00%, 11/15/2027 (Callable 11/15/2026)	510,000	520,095
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	250,000	253,203
Texas Department of Housing & Community Affairs, 3.75%, 09/01/2049 (Callable 09/01/2028)	655,000	604,562
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033) (a)	500,000	568,550
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	50,000	51,707
Texas Municipal Gas Acquisition and Supply Corp. II, 4.35% (3 mo. Term SOFR + 1.05%), 09/15/2027	145,000	145,556
Texas Public Finance Authority
5.25%, 05/01/2041 (Callable 05/01/2033)	500,000	549,904
5.25%, 05/01/2042 (Callable 05/01/2033)	750,000	821,598
Texas State Affordable Housing Corp., 6.00%, 09/01/2054 (Callable 03/01/2034)	1,000,000	1,119,614
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	150,000	159,894
5.00%, 12/01/2045 (Callable 12/01/2029)	200,000	207,397
6.25%, 12/01/2049 (Callable 12/01/2029)	375,000	391,972
		34,941,853

Utah - 1.3%
City of Salt Lake City UT Airport Revenue, 5.00%, 07/01/2034 (Callable 07/01/2027) (c)	500,000	518,669
County of Emery UT, 3.75%, 11/01/2024 (Callable 10/01/2024) (a)	500,000	500,000
Utah Housing Corp.
4.50%, 10/21/2052	1,421,143	1,396,589
6.00%, 12/21/2052	677,269	710,863
6.50%, 05/21/2053	450,747	477,269
		3,603,390

Vermont - 0.2%
Vermont Student Assistance Corp., 5.00%, 06/15/2026 (c)	500,000	513,526

Virginia - 1.4%
Arlington County Industrial Development Authority, 5.00%, 07/01/2053 (Callable 07/01/2030) (a)	1,000,000	1,095,442
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	350,000	356,709
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	150,000	160,639
Loudoun County Economic Development Authority, 3.00%, 12/01/2036 (Callable 12/01/2029)	475,000	453,158
Louisa Industrial Development Authority, 3.65%, 11/01/2035 (a)	1,150,000	1,177,031
Virginia Small Business Financing Authority, 5.25%, 10/01/2029 (Callable 11/01/2024)	520,000	520,522
		3,763,501

Washington - 3.2%
City of Lynnwood WA, 4.75%, 12/01/2042 (Callable 12/01/2032)	435,000	469,668
King County Housing Authority, 4.00%, 11/01/2036 (Callable 11/01/2029)	600,000	602,638
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2038 (Callable 01/01/2029)	150,000	156,752
Port of Bellingham WA
5.00%, 12/01/2027 (c)	325,000	339,931
5.00%, 12/01/2030 (c)	230,000	247,025
5.00%, 12/01/2031 (c)	600,000	648,146
Port of Seattle WA, 5.25%, 07/01/2042 (Callable 07/01/2034) (c)	1,500,000	1,658,522
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	500,000	512,407
State of Washington, 5.00%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,105,673
Washington Health Care Facilities Authority
4.55% (SIFMA Municipal Swap Index + 1.40%), 01/01/2035 (Callable 11/01/2024)	90,000	90,043
5.00%, 08/15/2037 (Callable 08/15/2027)	1,025,000	1,045,305
5.00%, 08/15/2037 (Callable 02/15/2028)	300,000	313,239
5.00%, 08/01/2049 (Callable 08/01/2029)	250,000	259,085
Washington State Housing Finance Commission, 4.08%, 03/20/2040	1,000,000	993,337
		8,441,771

Wisconsin - 5.7%
Boscobel Area School District, 5.00%, 03/01/2038 (Callable 03/01/2031)	735,000	802,320
City of Arcadia WI, 2.00%, 03/01/2027 (Callable 11/01/2024)	365,000	348,093
City of Wausau WI Sewer System Revenue, 2.75%, 05/01/2039 (Callable 05/01/2027)	860,000	693,051
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	500,000	506,090
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	1,000,000	1,025,201
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	750,000	653,979
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 11/01/2024)	75,000	74,425
Public Finance Authority
5.00%, 05/15/2026 (Callable 05/15/2025) (b)	250,000	251,611
5.00%, 10/01/2028 (b)	650,000	673,011
9.00%, 11/01/2028 (Callable 11/01/2027) (b)	275,000	289,405
3.25%, 01/01/2029	460,000	447,189
0.00%, 09/01/2029 (Callable 09/01/2026) (b)(e)	750,000	534,040
6.13%, 12/15/2029 (Callable 12/15/2027) (b)	500,000	502,730
5.00%, 01/01/2031 (Callable 01/01/2030)	550,000	588,513
5.00%, 01/01/2036 (Callable 01/01/2030)	500,000	531,175
5.00%, 10/01/2044 (Callable 04/01/2029)	250,000	260,811
4.00%, 01/01/2046 (Callable 01/01/2027)	1,000,000	870,914
3.30%, 10/01/2046 (a)	445,000	446,104
Village of Kewaskum WI
4.25%, 04/01/2037 (Callable 04/01/2033)	645,000	641,983
4.38%, 04/01/2038 (Callable 04/01/2033)	645,000	645,908
Westosha Central High School District, 1.60%, 03/01/2031 (Callable 03/01/2028)	400,000	341,428
Wisconsin Center District, 0.00%, 12/15/2038 (Callable 12/15/2030) (e)	755,000	429,149
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027 (Callable 07/01/2026) (b)	1,000,000	1,028,183
5.00%, 03/01/2028 (Callable 10/22/2024)	300,000	299,206
5.45%, 10/01/2039 (Callable 10/01/2032)	500,000	523,873
6.00%, 10/01/2044 (Callable 10/01/2032)	500,000	530,405
5.50%, 12/01/2052 (Callable 12/01/2032)	250,000	279,760
Wisconsin Housing & Economic Development Authority, 3.50%, 07/01/2025 (b)	25,000	24,693
Wisconsin Housing & Economic Development Authority Housing Revenue, 2.45%, 11/01/2046 (Callable 05/01/2030)	1,500,000	1,085,788
		15,329,038

Wyoming - 0.2%
Carbon County Specific Purpose Tax Joint Powers Board, 5.00%, 06/15/2025	100,000	101,189
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	500,000	501,471
		602,660
TOTAL MUNICIPAL BONDS (Cost $262,076,592)		267,530,425

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.25% (f)	2,320,391	2,320,391
TOTAL SHORT-TERM INVESTMENTS (Cost $2,320,391)		2,320,391

TOTAL INVESTMENTS - 100.9% (Cost $264,396,983)		269,850,816
Liabilities in Excess of Other Assets - (0.9)%		(2,489,240)
TOTAL NET ASSETS - 100.0%		$267,361,576

Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $10,934,500 or 4.1% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2024, the total value of securities subject to the AMT was $24,523,253 or 9.2% of net assets.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Municipal Bond Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$267,530,425	$–	$267,530,425
Money Market Funds	2,320,391	–	–	2,320,391
Total Investments	$2,320,391	$267,530,425	$–	$269,850,816

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.